S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.7
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.3
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (238,349)
Net Tangible Book Value, Adjusted	$ 163,268,658
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	24,375,000
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (238,349)
Net Tangible Book Value, Adjusted	$ 181,425,058
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	27,083,333
Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.83
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.17
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (238,349)
Net Tangible Book Value, Adjusted	$ 109,268,658
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	18,750,000
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (238,349)
Net Tangible Book Value, Adjusted	$ 121,425,058
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	20,833,333
Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.21
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.79
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (238,349)
Net Tangible Book Value, Adjusted	$ 55,268,658
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	13,125,000
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (238,349)
Net Tangible Book Value, Adjusted	$ 61,425,058
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	14,583,333
Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.17
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.83
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (238,349)
Net Tangible Book Value, Adjusted	$ 1,268,658
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	7,500,000
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (238,349)
Net Tangible Book Value, Adjusted	$ 1,425,058
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	8,333,333
No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.24
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.76
No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (238,349)
Net Tangible Book Value, Adjusted	$ 217,268,658
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	30,000,000
No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (238,349)
Net Tangible Book Value, Adjusted	$ 241,425,058
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	33,333,333
Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.24
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.7
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.3
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.83
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.17
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.21
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.79
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.17
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	9.83
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.24
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.7
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.3
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.83
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.17
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.21
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.79
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.17
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	9.83
Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.73
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.86
Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.24
Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.2
Public Units [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.27
Pro Forma Net Tangible Book Value after this Offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.7
Pro Forma Net Tangible Book Value after this Offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.83
Pro Forma Net Tangible Book Value after this Offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.21
Pro Forma Net Tangible Book Value after this Offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.17
Pro Forma Net Tangible Book Value after this Offering [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.24
Dilution to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.3
Dilution to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.17
Dilution to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	5.79
Dilution to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	9.83
Dilution to Public Shareholders [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.76
Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 226,450,000
Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	251,450,000
Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	226,450,000
Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	251,450,000
Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	226,450,000
Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	251,450,000
Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	226,450,000
Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	251,450,000
Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	226,450,000
Net Proceeds from this Offering and the Sale of the Private Placement Warrants [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	251,450,000
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	213,407
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	213,407
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	213,407
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	213,407
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	213,407
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	213,407
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	213,407
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	213,407
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	213,407
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	213,407
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,750,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(7,500,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,250,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,500,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(9,000,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(10,000,000)
Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(156,400)
Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(156,400)
Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(156,400)
Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(156,400)
Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(156,400)
Over-Allotment Liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(56,250,000)
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(112,500,000)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(168,750,000)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(187,500,000)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(225,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(250,000,000)
Amounts Paid for Redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(833,333)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(833,333)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(833,333)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(833,333)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(833,333)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares
Class A Ordinary Shares Included in Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	22,500,000
Class A Ordinary Shares Included in Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	25,000,000
Class A Ordinary Shares Included in Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	22,500,000
Class A Ordinary Shares Included in Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	25,000,000
Class A Ordinary Shares Included in Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	22,500,000
Class A Ordinary Shares Included in Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	25,000,000
Class A Ordinary Shares Included in Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	22,500,000
Class A Ordinary Shares Included in Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	25,000,000
Class A Ordinary Shares Included in Units Offered [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	22,500,000
Class A Ordinary Shares Included in Units Offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	25,000,000
Shares Subject to Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(5,625,000)
Shares Subject to Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(6,250,000)
Shares Subject to Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(11,250,000)
Shares Subject to Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(12,500,000)
Shares Subject to Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(16,875,000)
Shares Subject to Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(18,750,000)
Shares Subject to Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(22,500,000)
Shares Subject to Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	(25,000,000)
Shares Subject to Redemption [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares
Shares Subject to Redemption [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares